Summary of significant accounting policies (Details 3) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Non-current assets
Investment properties	$ 234,403	$ 254,455
Investments in associates and joint ventures	31,395	40,715
Trade and other receivables	15,204	14,202
Total non-current assets	354,930	398,201
TOTAL ASSETS	507,989	557,674
Shareholders' equity attributable to equity holders of the parent
Non-controlling interest	72,180	86,213
TOTAL SHAREHOLDERS' EQUITY	89,000	123,461	$ 105,570	$ 94,365
Non-current liabilities
Total non-current liabilities	329,387	345,261
Current liabilities
Trade and other payables	(1,980)	(5,766)
Group of liabilities held for sale	5,693	5,045
Total current liabilities	89,602	88,952
TOTAL LIABILITIES	418,989	434,213
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	507,989	$ 557,674
July 1, 2019 [Member]
Non-current assets
Investment properties	298
Right-of-use assets	11,429
Investments in associates and joint ventures	(1,373)
Trade and other receivables	84
Total non-current assets	10,438
TOTAL ASSETS	12,515
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(567)
Non-controlling interest	(937)
TOTAL SHAREHOLDERS' EQUITY	(1,504)
Non-current liabilities
Lease liabilities	8,551
Total non-current liabilities	8,551
Current liabilities
Lease liabilities	3,200
Trade and other payables	(48)
Group of liabilities held for sale	2,316
Total current liabilities	5,468
TOTAL LIABILITIES	14,019
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	12,515
IFRS 16 Impact [Member] | July 1, 2019 [Member]
Non-current assets
Investment properties	298
Right-of-use assets	11,429
Investments in associates and joint ventures
Trade and other receivables	84
Total non-current assets	11,811
TOTAL ASSETS	13,888
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(82)
Non-controlling interest	(49)
TOTAL SHAREHOLDERS' EQUITY	(131)
Non-current liabilities
Lease liabilities	8,551
Total non-current liabilities	8,551
Current liabilities
Lease liabilities	3,200
Trade and other payables	(48)
Group of liabilities held for sale	2,316
Total current liabilities	5,468
TOTAL LIABILITIES	14,019
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	13,888
IAS 28 Impact [Member] | July 1, 2019 [Member]
Non-current assets
Investment properties
Right-of-use assets
Investments in associates and joint ventures	(1,373)
Trade and other receivables
Total non-current assets	(1,373)
TOTAL ASSETS	(1,373)
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(485)
Non-controlling interest	(888)
TOTAL SHAREHOLDERS' EQUITY	(1,373)
Non-current liabilities
Lease liabilities
Total non-current liabilities
Current liabilities
Lease liabilities
Trade and other payables
Group of liabilities held for sale
Total current liabilities
TOTAL LIABILITIES
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ (1,373)